Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term debt

Long-term debt consists of the following (in thousands):

	December 31,
	2017	2016
Revolving line-of-credit	$20,000	$—
Term loan facility	562,325	—
First lien term loan	—	324,138
Second lien term loan	—	80,000

Total long-term debt	582,325	404,138
Less unamortized original issue discount	(5,623)	(2,761)
Less unamortized deferred financing costs	(4,626)	(9,089)

Total long-term debt, net of debt issuance costs	572,076	392,288
Less current maturities	(5,652)	(3,324)

Long-term debt, net	$566,424	$388,964

Debt Issuance Costs

Debt issuance costs are as follows (in thousands):

	Revolving Line of Credit	Term Loan	First Lien Term Loan	Second Lien Term Loan	Total
Balance as of December 31, 2014	$321	$—	$6,873	$3,276	$10,470
Additions	—		1,418	—	1,418
Amortization	(72)		(1,449)	(507)	(2,028)

Balance as of December 31, 2015	249	—	6,842	2,769	9,860
Additions	2,393	—	2,567	719	5,679
Extinguishment	—	—	(35)	(1,242)	(1,277)
Amortization	(253)	—	(1,675)	(484)	(2,412)

Balance as of December 31, 2016	2,389	—	7,699	1,762	11,850
Additions	927	10,206	147	—	11,280
Extinguishment	(1,933)	—	(6,775)	(1,577)	(10,285)
Amortization	(554)	(786)	(1,071)	(185)	(2,596)

Balance as of December 31, 2017	$829	$9,420	$—	$—	$10,249

Future Principal Payments on Long-Term Debt

The approximate future principal payments on long-term debt at December 31, 2017, is as follows (in thousands):

Years Ending December 31,	Debt
2018	$5,652
2019	5,652
2020	5,652
2021	5,652
2022	5,652
2023 and thereafter	534,065

Total	562,325
Revolving line-of-credit	20,000
Less unamortized debt issuance costs	(10,249)

Total debt	$572,076